Note 9 - Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of capital risk management [text block]
	December 31, 2018	December 31, 2017
Equity	$213,881	$220,239
Cash and cash equivalents	(130,180)	(160,395)
	$83,701	$59,844